UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902

13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler          Charlottesville, VA                    11/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        11

Form 13F Information Table Value Total:  $927,484
                                          -------
                                        (thousands)

List of Other Included Managers:

1.   Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                               FORM 13F INFORMATION TABLE
           ITEM 1:                ITEM 2:       ITEM 3:         ITEM 4:            ITEM 5:         ITEM 6:      ITEM 8:
                                                                                                                VOTING
                                                           FAIR MARKET VALUE    SHRS OR    SH/   INVESTMENT   AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     CUSIP          (X$1000)        PRN AMT    PRN   DISCRETION     SOLE
-----------------------------------------------------------------------------------------------------------------------
DAVITA INC                          COM        23918K108        201,614         4,376,250  SH     SHARED       SHARED
DIRECTV GROUP INC                   COM        25459L106        179,760        12,000,000  SH     SHARED       SHARED
ECHOSTAR COMMUNICATIONS NEW        CL A        278762109        162,635         5,500,000  SH     SHARED       SHARED
FIRST AVENUE NETWORKS INC           COM        31865X106         32,563         5,017,361  SH     SHARED       SHARED
GRACE WR & CO DEL NEW               COM        38388F108         96,352        10,765,600  SH     SHARED       SHARED
NEWS CORP                          CL A        65248E104         28,686         1,840,000  SH     SHARED       SHARED
PEGASUS COMMUNICATIONS CORP        CL A        705904605         22,092         6,715,000  SH     SHARED       SHARED
SUNCOR ENERGY INC                   COM        867229106         18,159           300,000  SH     SHARED       SHARED
US AIRWAYS GROUP                    COM        90341W108         79,371         3,777,777  SH     SHARED       SHARED
WILSONS THE LEATHER EXPERTS         COM        972463103         94,474        15,487,513  SH     SHARED       SHARED
WSFS FINL CORP                      COM        929328102         11,778           200,000  SH     SHARED       SHARED

03038.0001 #615545